Land Use Rights, net (Details) - Land use rights - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Land Use Rights, net
Cost	¥ 4,521,308	¥ 4,415,809
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(384,541)	(292,719)
Land use right, net	4,121,767	4,108,090
Total amortization expense	¥ 91,800	¥ 87,400	¥ 84,700